Equity-Based Compensation - Summary of Assumptions Used to Determine the Fair Value of Option Grants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Performance Vesting Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate	3.70%
Volatility	53.70%
Expected term (in years)	10 years
Weighted-average grant date fair value	$ 13
Time Vesting Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate	3.90%	3.00%
Volatility	62.20%	52.90%
Expected term (in years)	5 years 2 months 4 days	6 years 1 month 28 days
Weighted-average grant date fair value	$ 13.65	$ 31.5
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate	4.70%
Volatility	54.40%
Expected term (in years)	6 months
Weighted-average grant date fair value	$ 5.32